TARGET ASSET ALLOCATION FUNDS

Target Conservative Allocation Fund

Target Moderate Allocation Fund

Target Growth Allocation Fund

Prospectus and Statement of Additional Information dated September 27, 2010

TARGET PORTFOLIO TRUST
Target Large Cap Value Portfolio

Prospectus and Statement of Additional Information dated February 25, 2010

Supplement dated December 15, 2010

Effective January 1, 2011, Jeffrey Partenheimer will no longer serve as Portfolio Manager for the following portfolios:

Registrant	Portfolio
Target Asset Allocation Funds	Target Conservative Allocation Fund
Target Moderate Allocation Fund
Target Growth Allocation Fund
Target Portfolio Trust	Target Large Cap Value Portfolio

To reflect this change, all references to Mr. Partenheimer in the Prospectuses and SAIs for the above referenced portfolios will be deleted.

LR364